Investment Strategy	Nov. 13, 2026
IncomeQ Nasdaq-100 Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its objective by combining long exposure to the companies in the Nasdaq-100 Index® (the “underlying index”) with an options-based overlay designed to add incremental exposure (or “delta”) beyond that of the underlying index. Over a full market cycle, the Fund seeks to outperform the underlying index.

Long Exposure. The Fund seeks to capture the performance of the companies in the Nasdaq-100® Index through a combination of (i) direct investments in the equity securities of those companies, (ii) investments in ETFs that provide exposure to the underlying index or its constituents (for example, the Invesco QQQ Trust (QQQ) or another ETF that tracks the Nasdaq-100 Index®), and (iii) in-the-money call options on one or more such ETFs or on indexes that provide exposure to the underlying index. Purchasing in-the-money call options allows the Fund to obtain exposure to the price movement of the reference ETF or index in a capital-efficient manner, freeing collateral to support the Fund’s options overlay; where the Fund uses ETF options, it expects to favor low-cost, highly liquid ETFs. As the call options the Fund holds are exercised or approach expiration, the Fund will enter into new options contracts, a practice referred to as “rolling.”

Options Overlay. The additional exposure that distinguishes the Fund from a simple long position is generated primarily by selling (writing) put and put spread options on individual equity securities, ETFs, and indexes. Through implementation of the options overlay, the Fund seeks to identify individual stocks whose put options are potentially overpriced. Options can become overpriced due to forced trading activity or other supply/demand imbalances. These imbalances can create distortions in the pricing of put options, resulting in potential profit opportunities for the Fund. The Fund will sell puts on those securities with the goal of generating premiums and increasing long exposure (delta) to the Fund. In addition to single-name puts, the Fund may (i) sell put options on ETFs or indexes, including ETFs or indexes that track the underlying index (for example, QQQ), and (ii) use put spreads on individual securities or on ETFs and indexes. A put spread consists of selling a put option (a “Short Put”) and purchasing a put option on the same reference asset with a lower strike price and the same expiration date (a “Long Put”); because the Long Put has a lower strike price than the Short Put, it is not expected to fully offset the risk of the Short Put. The options sold and purchased by the Fund are generally short-dated, typically expiring within approximately one to twelve weeks, and the aggregate notional value of the Fund’s Short Puts may be up to 100% of the Fund’s net assets. The options overlay is designed to add positive return in rising, flat, and modestly declining markets for the reference assets; in sharply declining markets, the overlay may produce losses that exceed the premiums the Fund collects.

Distribution of Premiums. Because the options overlay generates net option premiums, the Fund also expects to provide distributions to shareholders on a weekly basis. The level of premium distributions will vary with market conditions, particularly the level of implied volatility, and there is no guarantee the Fund will achieve any particular level of distributions. While the Fund seeks to provide income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Dividends, if any, paid by the Fund’s direct equity securities holdings will also contribute to the Fund’s income generation.

Collateral. The Fund holds U.S. Treasury securities, money market funds, cash, and cash equivalents to provide liquidity and to serve as collateral for, and to satisfy margin requirements associated with, its options positions.

80% Policy. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in the Nasdaq-100 Index®, in ETFs that provide exposure to the underlying index or its constituents and in options and other instruments that provide investment exposure to such securities. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Other Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund’s investment strategies may include active and frequent trading, which are expected to result in high portfolio turnover on an annual basis.

To the extent the Nasdaq-100 Index® is concentrated in a particular industry or group of related industries, the Fund’s investments and investment exposure will be concentrated (i.e., more than 25% of its total assets held in or exposed to securities within a particular industry or group of related industries) to approximately the same extent as the index.

An investment in the Fund is not an investment in the underlying index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to potential losses if the underlying index loses value, and depending on the performance of the Fund’s options overlay strategy, such losses could be offset (if the overlay strategy performs well) or amplified (if it performs poorly).

Additional information regarding the underlying index is also set forth below.

THE FUND, TRUST, ADVISER, AND SUB-ADVISERS ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE UNDERLYING INDEX.

Overview of underlying index: The Nasdaq-100 Index® includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The Nasdaq-100 Index® includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listing venue for technology companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Nasdaq-100 Index® experiences daily price movements and can be significantly volatile at times. This is often driven by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in the Nasdaq-100 Index®, in ETFs that provide exposure to the underlying index or its constituents and in options and other instruments that provide investment exposure to such securities.
IncomeQ Semiconductor Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its objective by combining long exposure to Semiconductor Companies (defined below) with an options-based overlay designed to add incremental exposure (or “delta”) beyond that of the Fund’s long exposure to Semiconductor Companies.

Long Exposure. The Fund seeks to capture the performance of Semiconductor Companies through a combination of (i) direct investments in the equity securities of Semiconductor Companies, (ii) investments in “Semiconductor ETFs” (defined below), and (iii) in-the-money call options on one or more Semiconductor ETFs or on an index that seeks to track the performance of Semiconductor Companies (a “Semiconductor Index”). Purchasing in-the-money call options allows the Fund to obtain exposure to the price movement of the Semiconductor ETF or Semiconductor Index in a capital-efficient manner, freeing collateral to support the Fund’s options overlay; where the Fund uses ETF options, it expects to favor low-cost, highly liquid Semiconductor ETFs. As the call options the Fund holds are exercised or approach expiration, the Fund will enter into new options contracts, a practice referred to as “rolling.”

The Fund defines a “Semiconductor Company” as a U.S.-listed company that generates at least 50% of its total revenue from the design, manufacture, or sale of semiconductors or semiconductor equipment. The Fund defines a “Semiconductor ETF” as a passively-managed, U.S.-listed ETF that seeks to track the performance of a Semiconductor Index whose components are primarily comprised of Semiconductor Companies. To enable the Fund to effectively implement its options-based overlay, potential investments in a Semiconductor Company’s securities will be evaluated and selected based on factors including the liquidity of its common stock, the liquidity of available options contracts on its stock, and the price level of its stock and options. The Fund will monitor these factors in determining whether to select new Semiconductor Companies or remove existing ones from the portfolio. The Fund is generally unconstrained, meaning it may invest in U.S. listed Semiconductor Companies of any market capitalization size. Semiconductor Companies may include companies from foreign countries, including emerging markets, with shares listed on a U.S. exchange, or those with U.S. exchange-listed depositary receipts, such as American Depositary Receipts (“ADRs”).

Options Overlay. The additional exposure that distinguishes the Fund from a simple long position is generated primarily by selling (writing) put and put spread options on individual Semiconductor Company securities, Semiconductor ETFs, and Semiconductor Indexes. Through implementation of the options overlay, the Fund seeks to identify individual Semiconductor Company stocks whose put options are potentially overpriced. Options can become overpriced due to forced trading activity or supply/demand imbalances. These imbalances can create distortions in the pricing of the options, resulting in potential profit opportunities for the Fund. The Fund will sell puts on those securities with the goal of generating premiums and increasing long exposure (delta) to the Fund. In addition to single-name puts, the Fund may (i) sell put options on ETFs or indexes, including Semiconductor ETFs or Semiconductor Indexes, and (ii) use put spreads on individual securities or on ETFs and indexes, including Semiconductor Company securities or Semiconductor ETFs and Indexes. A put spread consists of selling a put option (a “Short Put”) and purchasing a put option on the same reference asset with a lower strike price and the same expiration date (a “Long Put”); because the Long Put has a lower strike price than the Short Put, it is not expected to fully offset the risk of the Short Put. The options sold and purchased by the Fund are generally short-dated, typically expiring within approximately one to twelve weeks, and the aggregate notional value of the Fund’s Short Puts may be up to 100% of the Fund’s net assets. The options overlay is designed to add positive return in rising, flat, and modestly declining markets for the reference assets; in sharply declining markets, the overlay may produce losses that exceed the premiums the Fund collects.

Distribution of Premiums. Because the options overlay generates net option premiums, the Fund also expects to provide distributions to shareholders on a weekly basis. The level of premium distributions will vary with market conditions, particularly the level of implied volatility, and there is no guarantee the Fund will achieve any particular level of distributions. While the Fund seeks to provide income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Dividends, if any, paid by the Fund’s direct securities holdings of Semiconductor Companies will also contribute to the Fund’s income generation.

Collateral. The Fund holds U.S. Treasury securities, money market funds, cash, and cash equivalents to provide liquidity and to serve as collateral for, and to satisfy margin requirements associated with, its options positions.

80% Policy. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Semiconductor Companies, in Semiconductor ETFs, and in options and other instruments that provide investment exposure to the performance of Semiconductor Companies, ETFs or Indexes. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Other Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund’s investment strategies may include active and frequent trading, which are expected to result in high portfolio turnover on an annual basis.

The Fund’s investments and investment exposure will be concentrated (i.e., more than 25% of its total assets are held in or exposed to securities within a particular industry or group of related industries) in the semiconductors and semiconductor equipment industry, which subjects the Fund to specific semiconductors and semiconductor equipment industry-related risks.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Semiconductor Companies, in Semiconductor ETFs, and in options and other instruments that provide investment exposure to the performance of Semiconductor Companies, ETFs or Indexes.